Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Leases

         The Company has commitments under an operating lease through March 31, 2018 relating to its administrative office in Bethesda, Maryland.   In addition, the Company entered into a lease agreement in February 2013 to lease 837 square feet of office space in Tysons Corner, Virginia.  The Virginia lease runs from March 1, 2013 through August 31, 2014.

 Future minimum rental payments required as of September 30, 2013, remaining under the non-cancelable leases are as follows:

Operating
Year Ending December 31,	Leases

2013	$44,819
2014	176,014
2015	165,427
2016	170,390
2017	175,502
2018	44,197
$776,349

The Bethesda, Maryland office lease contains step rent provisions, capital improvement funding, or other tenant allowances.  The Tysons Corner, Virginia office lease contains step rent provision.  Minimum rental payments including allowances on the leases are recognized on a straight-line basis over the term of the leases.  The Company incurred net operating lease rental expenses of approximately $132,475 and $121,630 for the nine months ended September 30, 2013 and 2012, respectively. The Company has commenced a lawsuit against the landlord of the Bethesda, Maryland office claiming that the assignment of the lease to the purchaser of the Spherix Consulting business was permitted under the lease and seeking termination of the lease as a result of the landlord’s failure to consent to such assignment.  The Bethesda, Maryland office is currently being offered for sublease at current market rents that are significantly lower than the fixed lease cost of such facility.

Employment Agreement

The Company entered into an employment agreement (“Employment Agreement”) with Anthony Hayes on September 10, 2013, for a period of two years. The Employment Agreement shall automatically be extended for additional one-year terms unless either party gives written notice of non-renewal to the other party no later than six months prior to the expiration of the term.

Pursuant to the Employment Agreement, the Company is obligated to pay a base salary of $350,000 per annum, with bonus potential of 100% of the base salary. In addition, the Company paid a $100,000 signing bonus upon the execution of the Employment Agreement.

Litigation

During September 2013, the Company filed a lawsuit on its cordless handset patents acquired from Rockstar against Uniden Corporation (“Uniden”), for patent infringement in the Northern District of Texas. The patents at issue in the litigation were acquired in the Rockstar portfolio in July 2013, as successor to Nortel Networks (“Nortel”). The lawsuit asserts that from 2007 to present, Uniden’s cordless phones infringed one or more claims of one or more of the Company’s patents. Management is unable to predict an outcome in this matter at this time.

During September, 2013, the Company also filed a lawsuit against VTech Communications, Inc. (“VTech”) in the Northern District of Texas. The patents at issue in the litigation were acquired in the Rockstar portfolio in July 2013, as successor to Nortel. The lawsuit asserts that many cordless telephones manufactured by VTech, dating to 1993 infringed on one or more claims of the Company’s patents. Management is unable to predict an outcome in this matter at this time.

On August 1, 2013, the Company’s subsidiary Guidance filed a complaint against T-Mobile USA, Inc. (“T-Mobile”) in the Middle District of Florida. The patents at issue in the litigation were acquired from North South and constitute patents,  acquired from Harris Corporation. The lawsuit asserts T-Mobile infringes United States Patent No. 5,719,584 entitled “System and Method for Determining the Geolocation of a Transmitter” in the geolocation of cell phones on the T-Mobile cell phone network.

Purchase Commitments

During 2009, the Company entered into a purchase commitment with a supplier of the Company’s D-tagatose product.  The agreement committed the Company to purchase 25 metric tons of D-Tagatose.  The Company utilized the D-tagatose as a part of the Phase 2 and Phase 3 trials.  This phase was necessary for the Company to be able to commercialize the product and as the products were not going to be available for sale, the Company wrote off the entire product value into Research and Development Costs.  The amounts written off in 2009 from the agreement were $1.1 million.  Of this amount $500,000 was paid in 2009 and the remaining balance of $600,000 was included in the Company’s accounts payable and accrued expenses at December 31, 2010.  On March 16, 2011, both parties signed an agreement whereby Inalco agreed to supply Spherix with 8.5 metric tons of D-tagatose for amounts previously paid for and both parties agreed to release each other from any other obligations under the previous agreement.  As a result, Spherix recognized a gain of $600,000 in 2011 on the release from its purchase obligation.

Leases

The Company has commitments under an operating lease through 2018 relating to its administrative office in Bethesda, Maryland.  In March 2012, the Company entered into an amendment to its office building lease, which extends the term of the lease five years.  The lease as amended will expire on March 31, 2018.  Commencing on April 1, 2012, the base annual rent shall be $152,500, with an increase of 3% annually.  In addition, the Company subsequently entered into a new lease agreement in February 2013 for office space in Tysons Corner, Virginia (see subsequent event footnote 16).

Future minimum rental payments required as of December 31, 2012, under the non-cancelable lease are as follows:

Year Ending December 31,	Operating Lease

2013	$156,000
2014	161,000
2015	165,000
2016	170,000
2017	176,000
2018	44,000
$872,000

The Company’s building lease contains step rent provisions, capital improvement funding, or other tenant allowances.  Minimum rental payments including allowances on this lease are recognized on a straight-line basis over the term of the lease.  The Company incurred net operating lease rental expenses of approximately $155,000 and $129,000 for the years 2012 and 2011, respectively.

Related Party Transactions

At the end of December, 2012, the Company entered into a Consulting Agreement with an entity wholly-owned by Mr. Kesner, a director and interim Chief Executive Officer of the Company, pursuant to which the entity was issued 120,000 shares of common stock in exchange for its services.  The shares will vest if prior to December 31, 2017, the Company:  (i) closes an acquisition either approved by the stockholders or in excess of $25 million;  (ii) closes a private or public financing of at least $7.5 million;  (iii) sells all or substantially all of its assets;  or (iv) otherwise suffers a change in control.  In such an event, the affiliate shall also be entitled to a one-time payment of $250,000.

Mr. Kesner’s law firm has provided legal services to the company in late 2012 and  invoiced the Company approximately $40,000 for these services and is included in accrued expenses at December 31, 2012.

On November 30, 2012, but effective as of December 3, 2013, Dr. Claire L. Kruger resigned as the Chief Executive Officer/Chief Operating Officer of the Company.  In connection with Dr. Kruger’s departure, the Company paid Dr. Kruger her 2012 bonus of $143,000 and a severance of $286,000, both of which were paid during 2012.  For the other departing employees the Company agreed to pay a total of $82,000 in 2012 bonuses and approximately $211,000 in severances, which were also paid during 2012.

On December 12, 2012 the Company entered into a Retention Agreement with Mr. Clayton which provides that (i) Mr. Clayton will remain as CFO of the Company through March 31, 2013 and (ii) the Company will pay Mr. Clayton a severance of $212,180 as required by the terms of his prior employment agreement.

Under employment agreements with Dr. Gilbert V. Levin and Mrs. M. Karen Levin, the Company’s founders, the Company agreed to provide Dr. and Mrs. Levin each with lifetime payments of $12,500 each quarter and to fund long-term lifetime healthcare and health insurance policies following their retirements from the Company on August 14, 2008 and January 4, 2006, respectively.  At January 1, 2011, the Company’s liability for both Dr. and Mrs. Levin was estimated to be $450,000 for the lifetime payments and $245,000 for funding the long-term lifetime healthcare and health insurance policies based on actuarially determined amounts.  The non-current portion of these amounts was reported on the accompanying balance sheet as deferred compensation at January 1, 2011.  During 2011, the Company paid Dr. and Mrs. Levin a combined total of $24,000 in post-retirement benefits under the above agreements.

In January 2011, the Company entered into a Letter Agreement with Gilbert V. Levin and M. Karen Levin pursuant to which the Company agreed to make a one-time lump sum payment of $450,000 to the Levins in full satisfaction of the Company’s obligation to make a series of continuing payments to the Levins relating to their prior employment by the Company.  The Company’s estimated liability to the Levins at January 1, 2011, and prior to the above agreement, was approximately $695,000.  The $450,000 lump sum payment was made on January 31, 2011, and the Company recognized a gain of $245,000 in 2011.  Per the terms of the agreement, Gilbert V. Levin resigned as a member of the Board of Directors of the Company on January 13, 2011.